Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Stockholder's equity
Total stockholder's equity	$ 161,055	$ 8,394
Just Right Products, Inc. [Member]
Current assets
Cash	45,589	81,674
Accounts receivable, net	284,071	106,015
Inventory	13,679	47,564
Other receivable - related party	11,333
Total current assets	354,672	235,253
Property and equipment, net	117,261	138,463
Total assets	471,933	373,716
Current liabilities
Capital leases payable - current portion	47,378	50,450
Accounts payable	78,551	73,420
Accounts payable - related parties	23,978
Accrued expenses	100,787	167,390
Income tax payable	33,500
Accrued expenses to related parties
Total current liabilities	284,194	291,260
Capital leases payable	26,684	74,062
Total liabilities	310,878	365,322
Commitments and contingencies
Stockholder's equity
Common stock, $0.01 par value, 1,000,000 shares authorized, 510,000 and 510,000 shares issued and outstanding at December 31, 2017 and 2016, respectively	5,100	5,100
Additional paid-in capital	76,800	76,800
Retained earnings (deficit)	79,155	(73,506)
Total stockholder's equity	161,055	8,394
Total liabilities and stockholder's equity	$ 471,933	$ 373,716